Subsequent Events (Details) (Citibank, ABN Amro, and CEXIM and Sinosure credit facility, USD $) In Millions, unless otherwise specified	6 Months Ended		0 Months Ended
	Jun. 30, 2013	Feb. 21, 2011	Jul. 11, 2013 Subsequent event
Subsequent events
Credit facility		$ 203.4	$ 203.4
Consolidated net leverage ratio to pay cash dividends or repurchase shares	6		1.25